Digital Assets - Changes in Digital Assets (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Sep. 30, 2024	Sep. 11, 2025	Sep. 30, 2024
Crypto Asset [Roll Forward]
Change in fair value	$ (10,133)	$ 0	$ 0	$ 0	$ 0
Bitcoin
Crypto Asset [Roll Forward]
Balance, beginning of period	0
Acquisitions	683,046
Sales	0
Aggregate cost basis	683,046
Change in fair value	(10,133)
Balance, end of period	$ 672,913	$ 0		$ 0